FCG-Q1

Quarterly Report
March 31, 2026
MFS®  International Intrinsic
Value Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Alcoholic Beverages – 1.5%
Diageo PLC	642,437	$11,936,677
Pernod Ricard S.A.	137,028	10,227,638
		$22,164,315
Apparel, Footwear, & Accessories – 0.7%
Compagnie Financiere Richemont S.A.	58,428	$10,411,453
Auto & Auto Components – 0.7%
Shimano, Inc.	94,000	$9,850,413
Brokerage & Asset Managers – 0.7%
Julius Baer Group Ltd.	135,351	$9,973,820
Business Services – 1.3%
Experian PLC	555,742	$19,316,808
Chemicals – 2.5%
Croda International PLC	83,664	$3,126,250
Nitto Denko Corp.	454,100	9,085,214
Symrise AG	287,741	24,358,562
		$36,570,026
Construction – 3.2%
Compagnie de Saint-Gobain S.A.	212,525	$17,489,800
CRH PLC	184,919	19,438,685
Sika AG	58,400	9,712,467
		$46,640,952
Consumer Products – 4.6%
Beiersdorf AG	83,331	$7,376,044
Haleon PLC	6,206,668	30,708,226
KOSE Corp.	28,900	1,077,924
Lion Corp.	117,600	1,227,604
Reckitt Benckiser Group PLC	136,585	9,269,023
ROHTO Pharmaceutical Co. Ltd.	639,200	9,744,334
Uni-Charm Corp.	1,548,000	9,014,311
		$68,417,466
Diversified Financial Services – 5.9%
Deutsche Boerse AG	128,679	$37,411,630
Euronext N.V.	159,056	25,591,921
London Stock Exchange Group PLC	203,727	24,077,664
		$87,081,215
Electrical Equipment – 7.5%
Legrand S.A.	276,908	$42,789,122
Mitsubishi Electric Corp.	818,000	26,713,823
Schneider Electric SE	152,581	41,909,435
		$111,412,380
Energy - Independent – 5.2%
Aker BP ASA	565,850	$20,773,936
Petroleo Brasileiro S.A., ADR	413,733	7,757,494
TotalEnergies SE	517,459	47,778,677
		$76,310,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.5%
Taisei Corp.	73,400	$7,665,428
Food & Beverages – 3.3%
Chocoladefabriken Lindt & Sprungli AG	336	$4,718,959
Ezaki Glico Co. Ltd.	160,100	5,950,565
Kerry Group PLC	120,153	9,515,635
Nissan Foods Holdings Co. Ltd.	315,700	6,005,807
Novozymes A.S.	43,414	2,568,498
Toyo Suisan Kaisha Ltd. (l)	280,000	19,548,243
		$48,307,707
Forest & Paper Products – 0.7%
Svenska Cellulosa Aktiebolaget (l)	886,719	$10,263,470
Global Systemically Important Banks – 1.8%
UBS Group AG	677,954	$26,368,350
Hardware, Peripherals, & Assembly – 1.1%
Amadeus IT Group S.A.	260,328	$14,798,415
Samsung Electronics Co. Ltd.	20,577	2,311,415
		$17,109,830
Insurance – 2.5%
Hiscox Ltd.	475,498	$9,582,968
Samsung Fire & Marine Insurance Co. Ltd.	27,946	8,102,236
Willis Towers Watson PLC	66,614	19,364,690
		$37,049,894
Machinery & Tools – 5.0%
Assa Abloy AB	625,970	$22,447,526
IMI PLC	598,241	20,395,474
Keyence Corp.	32,500	11,510,046
Knorr-Bremse AG	53,332	5,954,326
Schindler Holding AG	22,327	7,352,750
Spirax Group PLC	70,784	6,335,033
		$73,995,155
Media – 1.4%
RELX PLC	443,467	$14,620,757
Wolters Kluwer N.V.	78,094	5,842,226
		$20,462,983
Medical & Health Technology & Services – 0.5%
M3, Inc. (l)	731,600	$7,468,911
Medical Equipment – 6.8%
Agilent Technologies, Inc.	140,020	$15,959,479
Alcon, Inc.	156,218	11,719,614
Coloplast, “B”	139,070	9,482,230
EssilorLuxottica	50,324	11,712,170
Olympus Corp.	477,900	4,549,798
Shimadzu Corp.	435,300	10,326,616
Smith & Nephew PLC	926,091	14,629,067
Terumo Corp.	738,100	9,882,924
Waters Corp. (a)	39,652	11,808,365
		$100,070,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 14.4%
Agnico Eagle Mines Ltd.	156,890	$31,846,042
Anglo American PLC	173,805	7,384,059
ArcelorMittal S.A.	343,440	17,893,753
Aurubis AG	41,432	7,183,378
Franco-Nevada Corp.	239,409	59,280,016
Glencore PLC	3,860,396	29,416,236
Iluka Resources Ltd.	297,002	1,378,993
Northern Star Resources Ltd. Co.	947,302	13,829,501
Teck Resources	201,138	10,424,879
Wheaton Precious Metals Corp.	254,476	33,403,291
		$212,040,148
Non-Global Systemically Important Banks – 11.3%
AIB Group PLC	2,426,609	$25,809,227
Bank of Ireland Group PLC	861,655	15,768,729
BPER Banca S.p.A.	432,839	5,650,197
CaixaBank S.A.	2,177,096	26,121,657
Chiba Bank Ltd.	967,300	12,463,174
Lloyds Banking Group PLC	10,317,301	12,751,726
National Bank of Greece S.A.	482,292	7,475,100
NatWest Group PLC	4,128,816	30,636,043
Resona Holdings, Inc.	2,684,400	29,869,230
		$166,545,083
Oil Services – 0.8%
Tenaris S.A.	410,688	$11,996,004
Pharmaceuticals & Biotechnology – 3.4%
Roche Holding AG	65,200	$25,745,254
Sandoz Group AG	311,653	24,445,577
		$50,190,831
Retail & E-commerce – 0.4%
Nitori Co. Ltd.	419,400	$6,652,843
Semiconductor & Electronic Components – 4.9%
ASML Holding N.V.	9,568	$12,664,560
Hirose Electric Co. Ltd.	46,600	6,084,716
Infineon Technologies AG	142,308	6,250,496
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,791	47,580,319
		$72,580,091
Software – 3.0%
Check Point Software Technologies Ltd. (a)	63,272	$9,038,405
Dassault Systemes SE	649,742	13,228,673
SAP SE	133,362	22,569,259
		$44,836,337
Travel, Gaming, & Lodging – 1.1%
Ryanair Holdings PLC, ADR	271,748	$15,707,034
Total Common Stocks		$1,427,459,317
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 3.71% (v)	40,871,825	$40,871,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 2.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	29,993,700	$29,993,700

Other Assets, Less Liabilities – (1.5)%		(22,150,646)
Net Assets – 100.0%		$1,476,174,196

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $40,871,825 and
$1,457,453,017, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$30,708,226	$213,477,785	$—	$244,186,011
France	—	228,621,189	—	228,621,189
Japan	6,652,843	198,039,081	—	204,691,924
Canada	134,954,228	—	—	134,954,228
Switzerland	4,718,959	125,729,285	—	130,448,244
Germany	45,168,480	65,935,215	—	111,103,695
Ireland	15,707,034	51,093,591	—	66,800,625
United States	66,571,219	—	—	66,571,219
Taiwan	47,580,319	—	—	47,580,319
Other Countries	19,364,397	173,137,466	—	192,501,863
Investment Companies	70,865,525	—	—	70,865,525
Total	$442,291,230	$1,056,033,612	$—	$1,498,324,842
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,366,611	$95,793,771	$71,280,666	$(2,250)	$(5,641)	$40,871,825

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$317,029	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United Kingdom	16.6%
France	15.5%
Japan	13.9%
Canada	9.2%
Switzerland	8.9%
United States	7.6%
Germany	7.5%
Ireland	4.5%
Taiwan	3.2%
Other Countries	13.1%